Short-term borrowings (Details Narrative) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 07, 2022	Dec. 31, 2023	Mar. 31, 2023
Line of Credit Facility [Line Items]
Exchange Rate	$ 138		$ 2,433
Debt Instrument, Interest Rate During Period	10.75%	0.80%	1.20%
Legal consultancy services		This resulted in a reduction in the total amount owed by ATI to Shearman & Sterling LLP from $4,842 of accounts payable to $4,000 of interest-free and unsecured promissory note, payable in four equal tranches. Subsequently, the promissory note was amended upon payment of $1,500, wherein the balance $2,500 was promised to be paid in two equal tranches. $2,500 owed to Sherman & Sterling LLP has been disclosed as short-term debt, as ATI has an unconditional obligation to settle it within twelve months from December 31, 2023.
Insurance for its directors		After the Closing Date, ATI obtained an insurance policy for its directors and senior officers with maximum coverage of $5,000. The total premium payable in relation to this was $880 out of which $176 was paid upfront and balance $704 is payable in ten equal monthly instalments of $73. The arrangement represents a financing transaction where the premium payable has been deferred. The interest rate under the arrangement is 9.2 % per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $30 and the same would be recognized as part of the interest expense in the condensed consolidated statement of operations. During the nine months and three months ended December 31, 2023, the interest expense so recognized was $10. The balance premium payable as at December 31, 2023 is $641 and has been disclosed as a current liability since ATI has an unconditional obligation to settle it by September 2024.
Amended Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 160,000
Exchange Rate		1,925
Amended Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		320,000
Exchange Rate		3,850
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Fund drawdown amount		$ 3,034	$ 1,364